Statements of Cash Flows - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Statement of cash flows [abstract]
CASH FLOWS FROM OPERATING ACTIVITIES	€ (7,132)	€ 12,171
CONSOLIDATED PROFIT FOR THE YEAR	4,521	4,331
Adjustments made to obtain the cash flows from operating activities	11,360	12,047
Depreciation and amortization	1,217	1,294
Other adjustments	10,143	10,753
Net increase/(decrease) in operating assets	30,839	14,923
Increase/(decrease) in financial assets held for trading	(11,425)	(15,510)
Increase/(decrease) in non-trading financial assets mandatorily at fair value through profit or loss	658
Increase/(decrease) in financial assets at fair value through profit or loss	7,655	9,160
Increase/(decrease) in financial assets at fair value through other comprehensive income	(2,306)
Increase/(decrease) in financial assets available for sale		10,870
Increase/(decrease) in financial liabilities at amortized cost	33,482
Increase/(decrease) in loans and receivables		11,968
Increase/(decrease) in other operating assets	2,775	(1,565)
Net increase/(decrease) in operating liabilities	8,983	12,413
Increase/(decrease) in financial liabilities held for trading	(31,499)	(12,291)
Increase/(decrease) in financial liabilities designated at fair value through profit or loss	(1,621)	13,244
Increase (decrease) in financial liabilities at amortized cost	45,219	10,419
Increase/(decrease) in other operating liabilities	(3,116)	1,041
Income tax recovered/(paid)	(1,157)	(1,697)
CASH FLOWS FROM INVESTING ACTIVITIES	6,490	(2,040)
Payments for investing	5,550	4,793
Payments for tangible assets	4,926	3,854
Payments for intangible assets	624	719
Payments for subsidiaries and other business units		220
Proceeds from investing	12,040	2,753
Proceeds from tangible assets	2,459	2,015
Proceeds from investments	548	100
Proceeds from subsidiaries and other business units	431
Proceeds from non-current assets held for sale and associated liabilities	8,602	603
Proceeds from held-to-maturity investments		35
CASH FLOWS FROM FINANCING ACTIVITIES	(811)	(121)
Payments for financing	4,385	3,300
Payments for dividends	1,936	1,604
Payments of subordinated liabilities	1,341	432
Payments for acquisition of own equity instruments	624	772
Other payments related to financing activities	484	492
Proceeds from financing	3,574	3,179
Proceeds from subordinated liabilities	2,987	1,800
Proceeds from disposal of own equity instruments	587	787
Other proceeds related to financing activities		592
EFFECT OF FOREIGN EXCHANGE RATE CHANGES	(1,855)	(2,773)
NET INCREASE/(DECREASE) IN CASH AND CASH EQUIVALENTS	(3,308)	7,237
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	110,995	76,454
CASH AND CASH EQUIVALENTS AT END OF PERIOD	€ 107,687	€ 83,691